Stock-based Compensation - Summary of Share Option Plan (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options outstanding, Beginning balance | shares	15,955,892
Number of Options, Granted | shares	1,662,897
Number of Options, Exercised | shares	(1,722,880)
Number of Options, Forfeited | shares	(446,396)
Number of Options outstanding, Ending balance | shares	15,449,513
Number of Options, exercisable | shares	11,449,733
Weighted- Average Exercise price, Beginning balance | $ / shares	$ 0.71
Weighted- Average Exercise price, Granted | $ / shares	0.90
Weighted- Average Exercise price, Exercised | $ / shares	0.72
Weighted- Average Exercise price, Forfeited | $ / shares	0.84
Weighted- Average Exercise price, Ending balance | $ / shares	0.73
Weighted- Average Exercise price, exercisable | $ / shares	$ 0.68